Intangible Assets - Product Development	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Intangible assets – product development
20. Intangible assets – product development

All figures in £ millions	2025	2024

Cost

At 1 January	2,514	2,517

Exchange differences	(135)	17

Additions	285	284

Disposals and retirements	(38)	(309)

Transfers	–	5

At 31 December	2,626	2,514

Amortisation

At 1 January	(1,567)	(1,570)

Exchange differences	89	(14)

Charge for the year	(276)	(287)

Impairment	(88)	(4)

Disposals and retirements	38	309

Transfers	–	(1)

At 31 December	(1,804)	(1,567)

Carrying amounts at 31 December	822	947
P
roduct development assets are assessed for impairment triggers on an annual basis or when triggering events occur. In 2025, of the £
88
m (2024: £
4
m; 2023: £
4
m) impairment charges, £
87
m
 (2024: £
nil
; 2023: £
nil)
have been recognised relating to the impairment of product development assets as a result of courseware platform convergence. The impairment charge is within Higher Education. The impairment assessment is based on the value in use of the cash-generating unit (CGUs) within the Higher Education aggregation of CGUs that these product development assets belong to. The value in use has been determined using the same methodology as in the assessment of the impairment tests for CGUs containing goodwill set out in note 11. The key assumption in the value in use calculation is the cash flows attributable to the relevant CGU that these product development assets belong to. The other assumptions used in the value in use calculation, including discount rates and assumptions relating to sales and profits are in line with the assumptions for Higher Education set out in note 11. The impairment charge is not sensitive to reasonably possible changes in key assumptions.